Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Taxes Tables
Schedule of Components of Income Tax Expense

(Dollars in thousands)

	2013	2012	2011
Provision for Income Taxes
Current federal income tax expense	$1,724	$1,475	$682
Deferred federal income tax expense/(benefit)	59	(132)	378
Income tax expense	$1,783	$1,343	$1,060

Schedule of Reconciliation of Income Tax Expense

	2013	2012	2011
Reconciliation of Income Tax Provision to Statutory Rate
Income tax computed at statutory federal rate of 34%	$2,338	$1,906	$1,555
Tax exempt interest income	(476)	(466)	(437)
Tax exempt earnings on bank-owned life insurance	(101)	(152)	(121)
Nondeductible interest expense	8	13	16
Other items	14	42	47
Income tax expense	$1,783	$1,343	$1,060

Effective income tax rate	26%	24%	23%

Schedule of Deferred Tax Assets and Liabilities

Components of Deferred Tax Assets and Liabilities	2013	2012
Deferred tax assets:
Allowance for loan losses	$1,075	$920
Deferred compensation	316	349
Write-downs on other real estate owned	119	255
Other	214	294
Total deferred tax assets	1,724	1,818

Deferred tax liabilities:
Depreciation	1,279	1,396
Unrealized gains on securities available for sale	—	1,138
Purchase accounting adjustments from merger	462	602
Loan servicing rights	185	161
Stock dividends received from Federal Home Loan Bank	83	83
Post-retirement benefits obligation	82	75
Other	132	112
Total deferred tax liabilities	2,223	3,567
Net deferred tax liabilities	$499	$1,749